Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Pay Versus Performance Table
In accordance with the rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information regarding the relationship between the “Compensation Actually Paid” to our CEO (also referred to as our “PEO”) and our other named executive officers (together, our “NEOs”) and certain financial performance measures for the Company. This information includes compensation information for our PEO and our NEOs, as well as information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, our net income and our product revenues, net for the fiscal years listed below. For purposes of this section, “peer group” is defined as the Nasdaq Biotechnology Index, as further detailed in footnote 7 below.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ M)	Total Product Revenues ($ M)(8)
					Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)
2024	17,459,546	25,233,510	5,906,668	8,882,222	79.10	113.84	32.6	3,618.9
2023	16,659,526	7,842,731	7,843,705	6,405,428	71.91	115.42	597.6	3,165.2
2022	16,669,368	15,972,264	5,750,911	5,496,116	91.98	113.65	340.7	2,746.9
2021	14,444,265	6,228,229	5,217,889	1,847,797	84.06	126.45	948.6	2,322.0
2020	16,378,192	13,448,394	3,725,684	3,748,945	99.61	126.42	(295.7)	2,068.7

(1)
The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for Hervé Hoppenot, our CEO.

(2)
The amounts shown for “Compensation Actually Paid “ (CAP) have been calculated in accordance with SEC rules and represent amounts reported in the Summary Compensation Table with certain adjustments as described in footnotes 3 and 5 below.

(3)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the “Compensation Actually Paid” for our PEO for each of the years presented:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to PEO ($)
2024	17,459,546	(13,858,712)	304,971	3,302,113	18,025,592	25,233,510
2023	16,659,526	(13,759,707)	(2,202,340)	(1,080,176)	8,225,428	7,842,731
2022	16,669,368	(13,783,149)	1,005,994	2,981,288	9,098,763	15,972,264
2021	14,444,265	(12,088,636)	(606,066)	(1,960,844)	6,439,510	6,228,229
2020	16,378,192	(13,832,247)	2,043,085	127,113	8,732,251	13,448,394

(4)
Our non-PEO Named Executive Officers for 2024 comprises of Ms. Stamoulis, Dr. Cagnoni, Dr. Stein, and Dr. Flannelly. Our non-PEO Named Executive Officers for 2023 are comprised of Ms. Stamoulis, Dr. Cagnoni, Dr. Stein, and Dr. Flannelly. Our non-PEO Named Executive Officers for 2021 and 2022 were comprised of Ms. Stamoulis, Dr. Stein, Ms. Maria E. Pasquale, and Dr. Flannelly. Our non-PEO Named Executive Officers for 2020 were comprised of Ms. Stamoulis, Dr. Stein, Dr. Flannelly, and Dr. Vijay Iyengar.

(5)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Average Compensation Actually Paid for our non-PEO Named Executive Officers for each of the years presented:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,906,668	(4,361,467)	128,814	1,514,304	5,693,903	8,882,222
2023	7,843,705	(6,458,845)	(291,967)	203,007	5,109,528	6,405,428
2022	5,750,911	(4,652,030)	182,351	644,655	3,570,229	5,496,116
2021	5,217,889	(4,302,448)	(213,819)	(837,071)	1,983,246	1,847,797
2020	3,725,684	(2,791,502)	218,828	534,106	2,061,829	3,748,945

(6)
Total Shareholder Return is calculated as the sum of the difference between our share price at the end of each year shown and the beginning of the measurement period plus the cumulative amount of dividends for the investment period, assuming dividend reinvestment, divided by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(7)
The peer group used for calculating Peer Group Total Shareholder Return is the Nasdaq Biotechnology Index, which is used for determining performance of the relative total shareholder return component for the performance shares awards to the NEOs.

(8)
Represents total product revenues, net, as disclosed in the Consolidated Statements of Operations in our Annual Reports on Form 10-K for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Company Selected Measure Name	Total Product Revenues
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for Hervé Hoppenot, our CEO.
(4)
Our non-PEO Named Executive Officers for 2024 comprises of Ms. Stamoulis, Dr. Cagnoni, Dr. Stein, and Dr. Flannelly. Our non-PEO Named Executive Officers for 2023 are comprised of Ms. Stamoulis, Dr. Cagnoni, Dr. Stein, and Dr. Flannelly. Our non-PEO Named Executive Officers for 2021 and 2022 were comprised of Ms. Stamoulis, Dr. Stein, Ms. Maria E. Pasquale, and Dr. Flannelly. Our non-PEO Named Executive Officers for 2020 were comprised of Ms. Stamoulis, Dr. Stein, Dr. Flannelly, and Dr. Vijay Iyengar.

Peer Group Issuers, Footnote
(7)
The peer group used for calculating Peer Group Total Shareholder Return is the Nasdaq Biotechnology Index, which is used for determining performance of the relative total shareholder return component for the performance shares awards to the NEOs.

PEO Total Compensation Amount	$ 17,459,546	$ 16,659,526	$ 16,669,368	$ 14,444,265	$ 16,378,192
PEO Actually Paid Compensation Amount	$ 25,233,510	7,842,731	15,972,264	6,228,229	13,448,394
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the “Compensation Actually Paid” for our PEO for each of the years presented:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to PEO ($)
2024	17,459,546	(13,858,712)	304,971	3,302,113	18,025,592	25,233,510
2023	16,659,526	(13,759,707)	(2,202,340)	(1,080,176)	8,225,428	7,842,731
2022	16,669,368	(13,783,149)	1,005,994	2,981,288	9,098,763	15,972,264
2021	14,444,265	(12,088,636)	(606,066)	(1,960,844)	6,439,510	6,228,229
2020	16,378,192	(13,832,247)	2,043,085	127,113	8,732,251	13,448,394

Non-PEO NEO Average Total Compensation Amount	$ 5,906,668	7,843,705	5,750,911	5,217,889	3,725,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,882,222	6,405,428	5,496,116	1,847,797	3,748,945
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Average Compensation Actually Paid for our non-PEO Named Executive Officers for each of the years presented:
Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,906,668	(4,361,467)	128,814	1,514,304	5,693,903	8,882,222
2023	7,843,705	(6,458,845)	(291,967)	203,007	5,109,528	6,405,428
2022	5,750,911	(4,652,030)	182,351	644,655	3,570,229	5,496,116
2021	5,217,889	(4,302,448)	(213,819)	(837,071)	1,983,246	1,847,797
2020	3,725,684	(2,791,502)	218,828	534,106	2,061,829	3,748,945

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Total Shareholder Return 2020-2024
TSR is based on the Nasdaq Biotechnology Index, which is the peer group used for the relative TSR component of our Performance Shares awarded to our CEO and other NEOs. It is also the peer group used in the Stock Price
Performance Graph furnished with our Annual Report that is delivered to our stockholders together with this Proxy Statement in connection with our Annual Meeting of Stockholders. Compensation Actually Paid is highly correlated with TSR, given that the values of the components of our executive equity compensation (stock options, restricted stock units and a portion of our performance share goals), depend on our stock price performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income (Loss) 2020-2024
Incyte does not currently utilize GAAP net income (loss) as a metric in its incentive programs, given that it may include certain one-time/non-recurring items that could make it not reflective of the underlying performance of our business.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Total Products Revenues, 2020-2024
As previously discussed, our CEO and other NEOs’ Compensation Actually Paid is highly dependent on the absolute and relative stock price performance due to the significant portion of our compensation program linked to equity incentives. In addition, other metrics such as total product revenues (which account for a significant portion (40%) of the performance goals for our performance share (PSU) component of our executive officers’ equity compensation in 2021, 2022, and 2023), pipeline progression and regulatory approvals, are also important performance measures that we use to link our performance to compensation actually paid to our executive officers.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Total Shareholder Return 2020-2024
TSR is based on the Nasdaq Biotechnology Index, which is the peer group used for the relative TSR component of our Performance Shares awarded to our CEO and other NEOs. It is also the peer group used in the Stock Price
Performance Graph furnished with our Annual Report that is delivered to our stockholders together with this Proxy Statement in connection with our Annual Meeting of Stockholders. Compensation Actually Paid is highly correlated with TSR, given that the values of the components of our executive equity compensation (stock options, restricted stock units and a portion of our performance share goals), depend on our stock price performance.

Tabular List, Table
Financial Performance Measures
The following table lists the most important performance measures that we used to link our performance to compensation actually paid to our named executive officers for the most recently completed fiscal year:
Most Important Performance Measures
Total product revenues
Pipeline development and progression
Total shareholder return (TSR)

Total Shareholder Return Amount	$ 79.1	71.91	91.98	84.06	99.61
Peer Group Total Shareholder Return Amount	113.84	115.42	113.65	126.45	126.42
Net Income (Loss)	$ 32,600,000	$ 597,600,000	$ 340,700,000	$ 948,600,000	$ (295,700,000)
Company Selected Measure Amount	3,618,900,000	3,165,200,000	2,746,900,000	2,322,000,000	2,068,700,000
PEO Name	Hervé Hoppenot
Measure:: 1
Pay vs Performance Disclosure
Name	Total product revenues
Non-GAAP Measure Description
(8)
Represents total product revenues, net, as disclosed in the Consolidated Statements of Operations in our Annual Reports on Form 10-K for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Measure:: 2
Pay vs Performance Disclosure
Name	Pipeline development and progression
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return (TSR)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,858,712)	$ (13,759,707)	$ (13,783,149)	$ (12,088,636)	$ (13,832,247)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,025,592	8,225,428	9,098,763	6,439,510	8,732,251
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,302,113	(1,080,176)	2,981,288	(1,960,844)	127,113
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,971	(2,202,340)	1,005,994	(606,066)	2,043,085
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,361,467)	(6,458,845)	(4,652,030)	(4,302,448)	(2,791,502)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,693,903	5,109,528	3,570,229	1,983,246	2,061,829
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,514,304	203,007	644,655	(837,071)	534,106
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 128,814	$ (291,967)	$ 182,351	$ (213,819)	$ 218,828